Note 18 - Earnings (Loss) Per Share (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
	For the three		For the three
	months ended		months ended
	June 30, 2019		June 30, 2018
BASIC LOSS PER SHARE
Loss from continuing operations available to shareholders	$(269,971)		$(64,028)
Dividend to preferred shareholders - net of tax	2,450		2,343
Loss from continuing operations available to shareholders - net	(272,421)		(66,371)
Basic weighted average shares outstanding	149,846,539		148,472,715
Basic loss per share from continuing operations available to shareholders	$(1.82)		$(0.45)
Basic loss per share available to shareholders	$(1.85)		$(0.29)

DILUTED LOSS PER SHARE
Loss from continuing operations available to shareholders	$(272,421)		(66,371)
Adjusted loss from continuing operations available to shareholders	$(272,421)		$(66,371)
Basic weighted average shares outstanding	149,846,539		148,472,715
Dilutive effect of:
Restricted share and performance bonus grants	3,123,247	1	3,034,501	1
Deferred share grants	184,546	1	115,184	1
Convertible debentures	30,662,288	1	44,438,208	1
Shares outstanding on a diluted basis	183,816,620		196,060,608
Diluted loss from continuing operations per share available to shareholders	$(1.82)		$(0.45)
Diluted loss per share available to shareholders	$(1.85)		$(0.29)